DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
	June 30, 2012	December 31, 2011
Assets:
Accounts receivable, net	$-	$44,300
Notes and loan receivable	-	16,750
Assets of discontinued operations	-	61,050

Liabilities:
Accounts payables and accrued expenses	$-	$21,622
Liabilities of discontinued operations	$-	$21,622

NOTE 3 – DISCONTINUED OPERATIONS (continued)

The following table sets forth for the six months ended June 30, 2012 and 2011 indicated selected financial data of the Company’s discontinued operations of its sports and entertainment business.

	For the Three Months ended June 30, 2012	For the Three Months ended June 30, 2011	For the Six Months ended June 30, 2012	For the Six Months ended June 30, 2011
Revenues	$-	$214,584	$-	$327,336
Cost of sales	-	135,332	-	194,391
Gross profit	-	79,252	-	132,945
Operating and other non-operating expenses	(124)	(1,761,032)	(50,298)	(2,638,423)

Loss from discontinued operations	$(124)	$(1,681,780)	$(50,298)	$(2,505,478)